Business Combination - Summary of Intangible Asset, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 13, 2024
Business Combination [Line Items]
Accumulated Amortization	$ 29,400	$ 20,672
LBSM
Business Combination [Line Items]
Net Amortizable Intangible Asset	$ 390,928	420,328
LBSM | Technical License
Business Combination [Line Items]
Remaining Weighted Average Amortization period (in years)	13 years 3 months
Gross Amortizable Intangible Asset	$ 441,000		$ 441,000
Accumulated Amortization	50,072
Net Amortizable Intangible Asset	$ 390,928	$ 420,328